Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Sep. 30, 2025
EBP0757636
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

	MOOG INC. RETIREMENT SAVINGS PLAN
	EIN #16-0757636 Plan #002

	Schedule H, Line 4i – Schedule of Assets
	(Held at End of Year)
	September 30, 2025

	Identity of Issuer	Description	Current Value

	Vanguard Institutional Index Instl Pl	Mutual Fund	$156,586,683
	Vanguard Total Intl Stock Index I	Mutual Fund	47,348,613
	Vanguard Total Bond Market Index Institutional	Mutual Fund	46,720,874
	Vanguard Small Cap Index I	Mutual Fund	42,376,677
	Vanguard Mid Cap Index Institutional	Mutual Fund	38,275,074
	Vanguard Windsor Admiral	Mutual Fund	36,440,099
	Pimco Income Instl	Mutual Fund	31,071,405
	T Rowe Price Integrated U.S. Small-Cap Growth Equity Inv	Mutual Fund	21,025,326
	MFS Mid Cap Growth Class R6	Mutual Fund	15,286,697
	Pimco Real Return Instl	Mutual Fund	11,617,364
	JPMorgan Small Cap Value R6	Mutual Fund	9,956,523
	Victory Sycamore Established Value R6	Mutual Fund	9,140,238
	Shares of Registered Investment Companies		465,845,573

*	Moog Inc.	Class B Common Stock	369,929,005
	Employer Securities		369,929,005

	BlackRock Lifepath Index 2030 Fund O	Target Date Fund	133,085,088
	BlackRock Lifepath Index 2035 Fund O	Target Date Fund	126,232,864
	BlackRock Lifepath Index 2040 Fund O	Target Date Fund	102,082,009
	BlackRock Lifepath Index 2045 Fund O	Target Date Fund	99,275,642
	BlackRock Lifepath Index 2050 Fund O	Target Date Fund	92,442,041
	BlackRock Lifepath Index 2055 Fund O	Target Date Fund	69,681,551
	BlackRock Lifepath Index 2060 Fund O	Target Date Fund	33,280,965
	BlackRock Lifepath Index 2065 Fund O	Target Date Fund	15,014,912
	BlackRock Lifepath Index Retirement Fund O	Target Date Fund	193,848,309
	Common Collective Trusts		864,943,381

*	Large Cap Growth JPMorgan Investment Management Fund	Pooled Separate Account	94,960,318
*	Capital Group Europacific Growth SA	Pooled Separate Account	24,810,312
	Pooled Separate Accounts		119,770,630

	New York Life Ins Co Anchor Account IV	Stable Value Fund	79,796,142
	Investment in Insurance Contract		79,796,142

*	Participant loans	Loans maturing at various dates through January 8, 2031 and bearing interest at rates ranging from 4.25% to 9.50%	16,108,130
	Total Investments		$1,916,392,861
*	Denotes a party-in-interest